GS Mortgage-Backed Securities Trust 2022 ABS-15G

Exhibit 99.6 Schedule 4

Data Comparison
Run Date - XX/XX/XXXX
Scienna Loan ID	Loan #1	Loan #2	Field	Loan Value	Tape Value	Variance	Variance %	Comment
XXXX	XXXXXXX	XXXXXXX	Original CLTV Ratio Percent	XXXX	XXXX	XXXX	XXXX	Subordinate lien for $XXXX
XXXX	XXXXXXX	XXXXXXX	Subject Property Type	3 Family	Single Family			The subject is a triplex.
XXXX	XXXXXXX	XXXXXXX	Subject Property Type	2 Family	Single Family			Per the Appraisal dated XX/XX/XXXX on page 611 of the loan file, the subject is a 2 family detached residence.